NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 7. NOTES PAYABLE

On March 23, 2012, the Company entered into a $300,000 unsecured promissory note with a third party. On September 28, 2012, this note was amended and the maturity date was extended to November 2, 2012. On November 5, 2012, the Company paid 15%, (or $45,000), of the outstanding principal balance along with accrued interest totaling $49,925 and the note was amended and the maturity date was extended to December 5, 2012. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum. Accrued interest through September 28, 2012 of $21,299 was paid during the three months ended September 30, 2012. Accrued interest from September 29, 2012 through September 30, 2012 of $250 remained outstanding as of September 30, 2012.

On April 2, 2012, the Company entered into a $100,000 unsecured promissory note with a third party. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum, and was originally due on April 30, 2012, at which time its maturity date was extended to May 31, 2012. This note was repaid in September 2012.

On April 20, 2012, the Company entered into a $250,000 unsecured promissory note payable with a third party. A portion of this note amounting to $120,000 was paid in September 2012. On September 28, 2012, this note was amended and the maturity date was extended to November 2, 2012. On November 5, 2012, the Company paid 15%, (or $ 19,500), of the outstanding principal balance along with accrued interest totaling $21,634 and the note was amended and the maturity date was extended to December 5, 2012. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum. Of the total accrued interest balance of $20,469 outstanding at September 28, 2012, $18,284 was paid during the three months ended September 30, 2012. The total unpaid interest and penalties accrued on this note as of September 30, 2012 is $2,293.

On June 8, 2012, the Company entered into a $500,000 unsecured promissory note payable with a third party. The promissory note bears interest at 25% per annum after the maturity date, and was due on June 22, 2012. This note was repaid in August 2012.

On June 5, 2008, the Company issued a $50,000 unsecured promissory note to Milestone Enhanced Fund Ltd. ("Milestone") in connection with Milestone's $50,000 working capital loan to the Company, and the terms and conditions of such note allow for prepayment of the principal and accrued interest at any time without penalty. The interest rate is 8% per annum and the maturity date was June 5, 2010. The total interest accrued as of September 30, 2012 and June 30, 2012 was $17,295 and $16,298, respectively. This note is in default as of September 30, 2012 and remains payable to Milestone. To date, no demand or communication has been received from Milestone.

On April 30, 2009, the Company issued an unsecured Convertible Promissory Note (the "Convertible Note") to Milestone, bearing an interest rate of 8.25% per annum, in the amount of $45,000, due November 8, 2010. The Convertible Note provides that the principal and interest balance due on the Convertible Note are convertible at Milestone's option pursuant to terms to be mutually agreed upon by the Company and Milestone in writing at a later date. The Company and Milestone have not yet negotiated such conversion terms. The total interest accrued on the Convertible Note at September 30, 2012 and June 30, 2012 was $12,603 and $11,678, respectively. The Convertible Note is in default as of September 30, 2012 and remains payable to Milestone. To date, no demand or communication has been received from Milestone.

NOTE 7. NOTES PAYABLE

On March 23, 2012, the Company entered into a $300,000 unsecured promissory note with a third party. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum, and was originally due on April 30, 2012, at which time its maturity date was extended to May 31, 2012. The total interest and penalties accrued on this note at June 30, 2012 is $8,375. The maturity date of this Note was extended to November 2, 2012.

On April 2, 2012, the Company entered into a $100,000 unsecured promissory note with a third party. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum, and was originally due on April 30, 2012, at which time its maturity date was extended to May 31, 2012. The total interest and penalties accrued on this note at June 30, 2012 is $3,148. This note was repaid in September 2012.

On April 20, 2012, the Company entered into a $250,000 unsecured promissory note payable with a third party. The promissory note bears interest at 15% per annum and a penalty rate of 2% per annum, and was due on May 21, 2012. The total interest and penalties accrued on this note at June 30, 2012 was $7,842. A portion of this note amounting to $120,000 was paid in September 2012, and the maturity date of the remaining balance of $130,000 was extended to November 2, 2012.

On June 8, 2012, the Company entered into a $500,000 unsecured promissory note payable with a third party. The promissory note bears interest at 25% per annum, and was due on June 22, 2012. The total interest accrued on this note at June 30, 2012 is $2,778. On August 20, 2012, this loan was repaid.

On June 5, 2008, the Company issued a $50,000 unsecured promissory note to Milestone Enhanced Fund Ltd. ("Milestone") in connection with Milestone's $50,000 working capital loan to the Company, and the terms and conditions of such note allow for prepayment of the principal and accrued interest any time without penalty. The interest rate is 8% per annum and the maturity date was June 5, 2010. The total interest accrued at June 30, 2012 and 2011 was $16,298 and $12,298, respectively. This note is in default as of June 30, 2012 and remains payable to Milestone. To date, no demand or communication has been made from Milestone.

On April 30, 2009, the Company issued an unsecured Convertible Promissory Note (the "Convertible Note") to Milestone, bearing an interest rate of 8.25% per annum, in the amount of $45,000, due November 8, 2010. The Convertible Note provides that the principal and interest balance due on the Convertible Note are convertible at Milestone's option pursuant to terms to be mutually agreed upon by the Company and Milestone in writing at a later date. The Company and Milestone have not yet negotiated such conversion terms. The total interest accrued on the Convertible Note at June 30, 2012 and 2011 was $11,678 and $7,965, respectively. The Convertible Note is in default as of June 30, 2012 and remains payable to Milestone. To date, no demand or communication has been made from Milestone.